STOCK OPTIONS AND WARRANTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Volatility
Risk-free interest rate
Expected dividend yield
Minimum [Member]
Market value of underlying stock	$ 7.20
Volatility	76.66%
Expected term (in years)	1 year
Risk-free interest rate	1.07%
Maximum [Member]
Market value of underlying stock	$ 8.50
Volatility	169.29%
Expected term (in years)	5 years 6 months
Risk-free interest rate	1.68%